Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

May 23, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Turner Funds

(1933 Act Registration No. 333-00641)

(1940 Act Registration No. 811-07527)

Ladies and Gentlemen:

On behalf of Turner Funds (the “Trust”), I have transmitted herewith for filing Post-Effective Amendment No. 77 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 78 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”).  The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register a new investment portfolio of the Trust, the Turner Emerging Markets Fund, and its shares.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-3328.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

cc:	Michael P. Malloy
Joshua B. Deringer